Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balance at March 31, 2020 at Mar. 31, 2019	$ 8,205,160		$ 29,322,472	$ (5,525,964)	$ 40,479,909	$ 72,481,577
Net earnings (loss)					(5,249,210)	(5,249,210)
Issuance of restricted stock	90,000					90,000
Paid in capital – restricted stock awards			242,944			242,944
Cash dividends					(699,944)	(699,944)
Other comprehensive loss
Balance at March 31, 2021 at Mar. 31, 2020	8,295,160		29,565,416	(5,525,964)	34,530,755	66,865,367
Net earnings (loss)					11,424,475	11,424,475
Issuance of restricted stock	39,625			50,000		89,625
Paid in capital – restricted stock awards			438,046			438,046
Cash dividends					(562,318)	(562,318)
Other comprehensive loss		(11,187,841)				(11,187,841)
Repurchase of shares				(1,727,378)		(1,727,378)
Balance at March 31, 2021 at Mar. 31, 2021	$ 8,334,785	$ (11,187,841)	$ 30,003,462	$ (7,203,342)	$ 45,392,912	$ 65,339,976